EARNINGS PER SHARE (Tables)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
LOSS PER SHARE
Schedule of computation of basic and diluted loss per share

The following table sets forth the computation of basic and diluted loss per share for the years ended June 30, 2022 and 2021, respectively:

	June 30, 2022	June 30, 2021
Net loss attributable to the common shareholders	$(2,811,094)	$(41,077,304)

Basic weighted-average common shares outstanding	19,837,642	19,837,642
Effect of dilutive securities
Diluted weighted-average common shares outstanding	19,837,642	19,837,642
Loss per share – Basic	$(0.14)	$(2.07)
Loss per share – Diluted	$(0.14)	$(2.07)

The following table sets forth the computation of basic and diluted earnings per share for the years ended June 30, 2021 and 2020, respectively:

	June 30, 2021	June 30, 2020
Net loss attributable to the common shareholders	$(41,077,304)	$(176,101,494)

Basic weighted-average common shares outstanding	19,837,642	19,837,642
Effect of dilutive securities
Diluted weighted-average common shares outstanding	19,837,642	19,837,642
Earnings (loss) per share – Basic	$(2.07)	$(8.88)
Earnings (loss) per share – Diluted	$(2.07)	$(8.88)
Earnings (loss) per share – From continuing operations	$(2.07)	$(8.88)
Earnings (loss) per share – From discontinued operations	$—	$—

The following table sets forth the computation of basic and diluted earnings per share for the years ended June 30, 2020 and 2019, respectively:

	June 30, 2020	June 30, 2019
Net income/(loss) attributable to the common shareholders	$(176,101,494)	$(49,809,728)

Basic weighted-average common shares outstanding	19,837,642	19,837,642
Effect of dilutive securities	—	—
Diluted weighted-average common shares outstanding	19,837,642	19,837,642
Earnings (loss) per share – Basic	$(8.88)	$(2.51)
Earnings (loss) per share – Diluted	$(8.88)	$(2.51)
Earnings (loss) per share – From continuing operations	$(8.88)	$(2.93)
Earnings (loss) per share – From discontinued operations	$—	$0.42